FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY

As of December 31, 2025	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liabilities	-	-	3,577	3,577
Total			3,577	3,577

As of December 31, 2024	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liabilities	-	-	1,381	1,381
Tradable warrants	3	-	-	3
Total	3	-	1,381	1,384